Leases - Supplemental Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 1,467	$ 2,496
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$ 1,305	$ 4,096
Weighted average remaining lease term (years):
Operating leases	2 years 6 months 14 days	2 years 2 months 26 days
Weighted average discount rate:
Operating leases	6.50%	6.50%